CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash from operating activities:
Loss during the half-year	$ (281,486)	$ (3,937)	$ (15,217)	$ (6,193)
Adjustments to net loss:
Share in loss of jointly controlled entities	120	132	254	10
Depreciation and amortization expense	27	23	49	47
Non-cash finance costs recognised in profit or loss	1,509	1,154	2,518	2,118
Unrealised (gain)/loss on derivative financial instruments	164,296	(5)	(105)	3
Deferred income tax expense/(benefit)	(2)	(67)	(378)	(618)
Changes in operating assets and liabilities:
Trade and other receivables	(650)	42	(233)	68
Prepaid expenses	(2,547)	(12)	(13)	(28)
R&D tax incentive receivable	177	(331)	76	35
Contract liabilities	(2)	(59)	(102)	104
Trade and other payables	(15,986)	60	4,079	1,149
Deferred income				(1,037)
Provisions	61	14	66	17
Foreign exchange differences	(246)	155	(45)	215
Net cash used in operating activities	(27,962)	(2,831)	(9,051)	(4,110)
Cash flows from investing activities:
Acquisition of interest in joint venture				(67)
Interest received			9	1
Loans and advances paid to related parties	(86)	(77)	(144)	(43)
Purchases of property, plant and equipment	(34)	(6)	(33)	(15)
Net cash used in investing activities	(103)	(84)	(168)	(124)
Cash flows from financing activities:
Payment of deferred consideration		(562)	(607)
Proceeds from borrowings	33,333	3,291	11,515	1,838
Repayment of lease liabilities	(5)	(21)	(37)	(45)
Net cash generated by financing activities	42,531	2,708	10,871	1,793
Net increase/(decrease) in cash and cash equivalents	14,466	(207)	1,652	(2,441)
Effect of exchange rate changes on cash	(17)	(3)	(15)	(234)
Cash and cash equivalents at the beginning of the period	2,060	423	423	3,098
Cash and cash equivalents at the end of the period	$ 16,509	$ 213	$ 2,060	$ 423